Not FDIC Insured May Lose Value No Bank Guarantee
357-Q1PH

Statement of Investments
(unaudited)
Franklin Strategic Mortgage Portfolio 2
Notes to Statement of Investments 8

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited), December 31, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Equity Real Estate Investment Trusts (REITs) 0.2%
American Homes 4 Rent LP , Senior Note , 4.25% , 2/15/28 .....................
$ 100,000 $ 110,871
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... 237 320
Total Corporate Bonds (Cost $99,868) .........................................
111,191
U.S. Government and Agency Securities 0.9%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... 225,000 319,219
4.25%, 11/15/40 ................................................... 131,000 181,240
Total U.S. Government and Agency Securities (Cost $462,704) ....................
500,459
Asset-Backed Securities 4.6%
Diversified Financial Services 4.4%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
141,160 147,791
b
CF Hippolyta LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ..................................... 110,460 109,677
2021-1A, A1, 144A, 1.53%, 3/15/61 .................................... 96,451 94,748
c
CWABS, Inc. , 2004-1 , M1 , FRN , 0.852% , ( 1-month USD LIBOR + 0.75% ), 3/25/34 ..
12,450 12,425
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
149,573 145,955
b
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................................... 169,900 168,024
2021-3, B, 144A, 2.649%, 1/17/41 ..................................... 60,000 59,898
b,c
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 1.209% , ( 1-month USD LIBOR +
1.1% ), 1/17/38 .................................................... 175,307 175,420
b,d
Mill City Mortgage Loan Trust ,
2016-1, A1, 144A, FRN, 2.5%, 4/25/57 .................................. 3,154 3,156
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 72,489 73,620
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 57,941 58,870
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................................. 116,617 119,726
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ...
270,000 265,160
b
Towd Point Mortgage Trust ,
d
2016-3, A1, 144A, FRN, 2.25%, 4/25/56 ................................. 9,179 9,191
d
2016-4, A1, 144A, FRN, 2.25%, 7/25/56 ................................. 33,195 33,322
d
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 101,282 102,173
d
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 76,626 77,325
c
2017-5, A1, 144A, FRN, 0.692%, (1-month USD LIBOR + 0.6%), 2/25/57 ........ 26,890 26,890
d
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................................. 20,124 20,306
d
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 129,175 131,449
d
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 33,694 34,161
d
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 81,533 83,341
d
2019-1, A1, 144A, FRN, 3.678%, 3/25/58 ................................ 153,477 159,060
d
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 58,368 59,473
d
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 169,937
2,341,098
a a a a a
Thrifts & Mortgage Finance 0.2%
d
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
127,892 132,307
Total Asset-Backed Securities (Cost $2,459,893) ................................
2,473,405

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 2.0%
Diversified Financial Services 1.9%
b,e
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
$ 1,598,000 $ 24
b,c
BX Commercial Mortgage Trust ,
2020-FOX, A, 144A, FRN, 1.11%, (1-month USD LIBOR + 1%), 11/15/32 ........ 139,063 139,204
2021-VOLT, A, 144A, FRN, 0.81%, (1-month USD LIBOR + 0.7%), 9/15/36 ....... 100,000 99,797
2019-XL, A, 144A, FRN, 1.03%, (1-month USD LIBOR + 0.92%), 10/15/36 ....... 141,820 141,989
2020-BXLP, A, 144A, FRN, 0.91%, (1-month USD LIBOR + 0.8%), 12/15/36 ...... 167,008 167,064
b,c
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 0.799% , ( 1-month USD LIBOR +
0.689% ), 10/15/36 ................................................. 100,000 99,771
b,c
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 1.01% , ( 1-month USD LIBOR + 0.9% ),
11/15/37 ........................................................ 324,387 324,502
d
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 ..............
39,434 33,190
1,005,541
a a a a a
Thrifts & Mortgage Finance 0.1%
c
FNMA , 2007-1 , NF , FRN , 0.352% , ( 1-month USD LIBOR + 0.25% ), 2/25/37 ........
40,442 40,517
Total Commercial Mortgage-Backed Securities (Cost $1,096,505) .................
1,046,058
Mortgage-Backed Securities 78.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.7%
FHLMC Gold Pools, 30 Year, 4.5%, 4/01/40 ................................ 224,329 246,340
FHLMC Gold Pools, 30 Year, 4.5%, 1/01/49 ................................ 403,417 442,432
FHLMC Gold Pools, 30 Year, 5%, 10/01/33 - 2/01/39 ......................... 147,818 166,922
FHLMC Gold Pools, 30 Year, 5.5%, 9/01/33 ................................ 18,444 20,700
FHLMC Gold Pools, 30 Year, 6%, 12/01/32 - 11/01/36 ........................ 49,840 56,003
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 23,825 26,329
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 3/01/32 ........................ 51,863 54,205
FHLMC Gold Pools, 30 Year, 8%, 7/01/24 - 5/01/30 .......................... 72,732 75,878
FHLMC Gold Pools, 30 Year, 9%, 9/01/30 ................................. 5,158 5,179
FHLMC Pool, 30 Year, 3%, 2/01/50 ...................................... 360,520 379,900
FHLMC Pool, 30 Year, 3%, 5/01/50 ...................................... 938,364 988,000
FHLMC Pool, 30 Year, 3%, 8/01/50 ...................................... 750,551 792,528
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 1,100,825 1,175,327
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 94,331 102,141
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 631,860 694,549
5,226,433
f
Federal National Mortgage Association (FNMA) Adjustable Rate 0.9%
FNMA, 1.233% - 2.825%, (6-month USD LIBOR +/- MBS Margin), 3/01/22 - 7/01/38 . 483,577 486,858
FNMA, 2.23%, (6-month H15BDI +/- MBS Margin), 7/01/25 .................... 1,709 1,711
488,569
Federal National Mortgage Association (FNMA) Fixed Rate 62.9%
FNMA, 3.5%, 7/01/56 ................................................ 617,567 670,303
FNMA, 15 Year, 1.5%, 12/01/36 ......................................... 994,585 998,127
FNMA, 15 Year, 1.5%, 1/01/37 ......................................... 1,097,000 1,100,912
FNMA, 15 Year, 2.5%, 3/01/29 ......................................... 320,226 332,950
FNMA, 15 Year, 2.5%, 6/01/32 ......................................... 814,576 842,981
FNMA, 30 Year, 2%, 1/01/52 ........................................... 1,275,000 1,272,647
FNMA, 30 Year, 3%, 11/01/48 .......................................... 1,683,002 1,769,789
FNMA, 30 Year, 3%, 9/01/49 ........................................... 303,799 318,121
FNMA, 30 Year, 3%, 9/01/49 ........................................... 300,236 315,955
FNMA, 30 Year, 3%, 7/01/50 ........................................... 1,028,269 1,086,091
FNMA, 30 Year, 3%, 8/01/50 ........................................... 578,192 604,557
FNMA, 30 Year, 3%, 9/01/50 ........................................... 569,862 598,041
FNMA, 30 Year, 3%, 9/01/50 ........................................... 578,487 610,292

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 3%, 11/01/51 .......................................... $ 814,858 $ 846,379
FNMA, 30 Year, 3.5%, 11/01/46 ......................................... 421,221 451,906
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 1,221,967 1,303,198
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 371,914 394,953
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 1,126,745 1,202,130
FNMA, 30 Year, 3.5%, 1/01/50 ......................................... 288,247 307,811
FNMA, 30 Year, 3.5%, 2/01/50 ......................................... 262,182 280,658
FNMA, 30 Year, 3.5%, 4/01/50 ......................................... 417,179 450,235
FNMA, 30 Year, 3.5%, 11/01/50 ......................................... 268,236 285,153
FNMA, 30 Year, 4%, 11/01/45 .......................................... 2,186,680 2,374,286
FNMA, 30 Year, 4%, 9/01/49 ........................................... 716,395 775,473
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 557,220 608,247
FNMA, 30 Year, 5%, 4/01/34 ........................................... 64,251 70,235
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 481,157 535,099
FNMA, 30 Year, 6%, 10/01/34 .......................................... 231,037 266,913
FNMA, 30 Year, 6%, 12/01/23 - 8/01/35 ................................... 343,021 385,581
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 227,864 253,039
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 11,209 12,833
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... 18,745 21,197
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 462 491
FNMA, 30 Year, 9.5%, 11/01/29 - 4/01/30 ................................. 20,540 20,835
g
FNMA, Single-family, 15 Year, 2%, 1/25/37 ................................ 4,941,000 5,059,604
g
FNMA, Single-family, 30 Year, 2%, 1/25/52 ................................ 2,207,000 2,200,372
g
FNMA, Single-family, 30 Year, 2.5%, 1/25/52 ............................... 5,010,000 5,111,790
33,739,184
Government National Mortgage Association (GNMA) Fixed Rate 4.9%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 1,561 1,786
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 4,430 4,701
GNMA I, Single-family, 30 Year, 6.5%, 1/15/24 - 9/15/32 ...................... 56,003 61,478
GNMA I, Single-family, 30 Year, 7%, 1/15/26 - 2/15/32 ........................ 7,872 8,140
GNMA I, Single-family, 30 Year, 7.5%, 10/15/23 - 10/15/29 ..................... 14,119 14,556
GNMA I, Single-family, 30 Year, 8%, 8/15/22 - 9/15/27 ........................ 2,077 2,118
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 .............................. 37 37
g
GNMA II, Single-family, 30 Year, 2.5%, 1/15/52 ............................. 2,341,000 2,397,511
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 75,408 85,728
GNMA II, Single-family, 30 Year, 7.5%, 11/20/22 - 7/20/32 ..................... 42,179 48,037
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 37 40
GNMA II, Single-family, 30 Year, 9%, 9/20/24 - 3/20/25 ....................... 161 162
2,624,294
Total Mortgage-Backed Securities (Cost $41,736,726) ............................
42,078,480
Residential Mortgage-Backed Securities 12.0%
Capital Markets 0.1%
c
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.842% , ( 1-month USD
LIBOR + 0.74% ), 3/25/28 ............................................ 49,508 49,681
Diversified Financial Services 6.2%
c
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 2.252% , ( 6-month USD
LIBOR + 2% ), 6/25/45 .............................................. 37,566 38,509
b
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 34,769 35,300
d
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 70,823 72,905
b
CIM Trust ,
d
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ 23,321 23,545
c
2019-INV2, A11, 144A, FRN, 1.042%, (1-month USD LIBOR + 0.95%), 5/25/49 ... 73,887 73,981

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
b
CIM Trust, (continued)
d
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ $ 46,549 $ 47,298
d
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 29,937 30,472
b,d
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
5,375 5,390
b,c
Connecticut Avenue Securities Trust ,
2019-R02, 1M2, 144A, FRN, 2.403%, (1-month USD LIBOR + 2.3%), 8/25/31 .... 79,599 79,963
2019-R03, 1M2, 144A, FRN, 2.253%, (1-month USD LIBOR + 2.15%), 9/25/31 ... 71,061 71,366
b,d
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
36,083 36,486
b,c
FHLMC STACR REMIC Trust ,
2020-DNA1, M2, 144A, FRN, 1.803%, (1-month USD LIBOR + 1.7%), 1/25/50 .... 101,067 101,330
2020-HQA3, M2, 144A, FRN, 3.703%, (1-month USD LIBOR + 3.6%), 7/25/50 .... 95,810 96,231
b,c
FHLMC STACR Trust , 2019-DNA4 , M2 , 144A, FRN , 2.053% , ( 1-month USD LIBOR +
1.95% ), 10/25/49 .................................................. 169,512 170,104
b,d
Flagstar Mortgage Trust ,
2021-4, A5, 144A, FRN, 2.5%, 6/01/51 .................................. 189,460 191,493
2021-2, A6, 144A, FRN, 2.5%, 4/25/51 .................................. 212,857 215,359
b,d
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5% , 11/25/51 ...
231,166 233,767
b,d
J.P. Morgan Mortgage Trust ,
2013-3, A3, 144A, FRN, 3.368%, 7/25/43 ................................ 72,277 73,065
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 300,546 303,394
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................................. 209,116 210,574
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................................. 60,000 60,516
b
OBX Trust ,
c
2018-1, A2, 144A, FRN, 0.752%, (1-month USD LIBOR + 0.65%), 6/25/57 ....... 42,404 42,487
d
2021-J1, A4, 144A, FRN, 2.5%, 5/25/51 ................................. 185,298 186,987
d
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................................ 95,304 96,326
b,d
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% , 2/20/49 ........
142,130 143,654
b,d
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 .........................
278,485 281,124
b,d
Sequoia Mortgage Trust ,
2021-1, A1, 144A, FRN, 2.5%, 3/25/51 .................................. 178,541 178,597
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 240,540 242,820
3,343,043
a a a a a
Thrifts & Mortgage Finance 5.7%
c
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.353%, (1-month USD LIBOR + 4.25%), 11/25/23 ........ 102,557 105,749
2017-DNA2, M2, FRN, 3.553%, (1-month USD LIBOR + 3.45%), 10/25/29 ....... 250,000 257,500
2017-DNA3, M2, FRN, 2.603%, (1-month USD LIBOR + 2.5%), 3/25/30 ......... 248,403 253,441
2014-DN2, M3, FRN, 3.703%, (1-month USD LIBOR + 3.6%), 4/25/24 .......... 158,373 162,274
2014-DN3, M3, FRN, 4.103%, (1-month USD LIBOR + 4%), 8/25/24 ........... 49,515 50,450
2014-HQ1, M3, FRN, 4.203%, (1-month USD LIBOR + 4.1%), 8/25/24 .......... 15,862 15,937
2014-DN4, M3, FRN, 4.653%, (1-month USD LIBOR + 4.55%), 10/25/24 ........ 83,014 85,117
2014-HQ3, M3, FRN, 4.853%, (1-month USD LIBOR + 4.75%), 10/25/24 ........ 5,969 5,989
2015-HQ2, M3, FRN, 3.353%, (1-month USD LIBOR + 3.25%), 5/25/25 ......... 87,302 88,252
2016-DNA2, M3, FRN, 4.753%, (1-month USD LIBOR + 4.65%), 10/25/28 ....... 134,349 139,289
2016-HQA2, M3, FRN, 5.253%, (1-month USD LIBOR + 5.15%), 11/25/28 ....... 159,538 165,358
2016-DNA4, M3, FRN, 3.903%, (1-month USD LIBOR + 3.8%), 3/25/29 ......... 186,492 192,353
c
FNMA Connecticut Avenue Securities ,
2014-C04, 1M2, FRN, 5.003%, (1-month USD LIBOR + 4.9%), 11/25/24 ......... 93,124 97,047
2015-C01, 1M2, FRN, 4.403%, (1-month USD LIBOR + 4.3%), 2/25/25 ......... 108,442 110,663
2016-C01, 1M2, FRN, 6.853%, (1-month USD LIBOR + 6.75%), 8/25/28 ........ 217,998 229,063
2016-C02, 1M2, FRN, 6.103%, (1-month USD LIBOR + 6%), 9/25/28 ........... 200,540 207,448
2016-C03, 1M2, FRN, 5.403%, (1-month USD LIBOR + 5.3%), 10/25/28 ........ 218,793 226,896
2017-C05, 1M2, FRN, 2.303%, (1-month USD LIBOR + 2.2%), 1/25/30 ......... 175,092 178,257

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
c
FNMA Connecticut Avenue Securities, (continued)
2014-C02, 2M2, FRN, 2.703%, (1-month USD LIBOR + 2.6%), 5/25/24 ......... $ 92,252 $ 93,639
2014-C03, 2M2, FRN, 3.003%, (1-month USD LIBOR + 2.9%), 7/25/24 ......... 42,726 43,384
2016-C05, 2M2, FRN, 4.553%, (1-month USD LIBOR + 4.45%), 1/25/29 ........ 94,311 97,773
2013-C01, M2, FRN, 5.353%, (1-month USD LIBOR + 5.25%), 10/25/23 ........ 96,567 100,540
2014-C01, M2, FRN, 4.503%, (1-month USD LIBOR + 4.4%), 1/25/24 .......... 98,820 102,423
b
Virginia Housing Development Authority , 2020-A , A , 144A, 2.85% , 12/25/49 ........
62,927 63,201
3,072,043
a a a a a
Total Residential Mortgage-Backed Securities (Cost $6,542,923) ..................
6,464,767
Total Long Term Investments (Cost $52,398,619) ................................
52,674,360
a
a a a a
Short Term Investments 29.2%
Shares
a
Money Market Funds 5.0%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 2,678,448 2,678,448
Total Money Market Funds (Cost $2,678,448) ...................................
2,678,448
Principal
Amount
Repurchase Agreements 24.2%
j
Joint Repurchase Agreement, 0.031%, 1/03/22 (Maturity Value $12,999,289)
BNP Paribas Securities Corp. (Maturity Value $5,505,978)
Deutsche Bank Securities, Inc. (Maturity Value $665,824)
HSBC Securities (USA), Inc. (Maturity Value $6,827,487)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 1/20/48 - 10/20/51;
U.S. Treasury Note, 2.5%, 1/31/24; and U.S. Cash Management Bill, Discount Note,
1/25/22 (valued at $13,263,154) ....................................... 12,999,256 12,999,256
Total Repurchase Agreements (Cost $12,999,256) ...............................
12,999,256
Total Short Term Investments (Cost $15,677,704 ) ................................
15,677,704
a
Total Investments (Cost $68,076,323) 127.3% ...................................
$68,352,064
Other Assets, less Liabilities (27.3)% ..........................................
(14,668,186)
Net Assets 100.0% ...........................................................
$53,683,878
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $6,669,079, representing 12.4% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
g
Security purchased on a to-be-announced (TBA) basis.

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
See A bbreviations on page 11 .
h
See Note 6 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2021, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 10 $ 1,304,688 3/22/22 $ (15,388)
U.S. Treasury 10 Year Ultra Notes ................ Long 7 1,025,062 3/22/22 16,943
U.S. Treasury 5 Year Notes ..................... Long 27 3,266,367 3/31/22 14,357
U.S. Treasury Long Bonds ..................... Long 12 1,925,250 3/22/22 18,725
U.S. Treasury Ultra Bonds ...................... Long 1 197,125 3/22/22 (80)
Total Futures Contracts ...................................................................... $34,557
*
As of period end.

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
4. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity)
securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the
Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest  for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2021, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 2,291,364 $ 1,154,546 $ (767,462) $ — $ — $ 2,678,448 2,678,448 $ 68
Total Affiliated Securities ... $2,291,364 $1,154,546 $(767,462) $— $— $2,678,448 $68
3. Derivative Financial Instruments
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
For detailed categories, see the accompanying Statement of Investments.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 111,191 $ — $ 111,191
U.S. Government and Agency Securities ....... — 500,459 — 500,459
Asset-Backed Securities .................. — 2,473,405 — 2,473,405
Commercial Mortgage-Backed Securities ...... — 1,046,058 — 1,046,058
Mortgage-Backed Securities ................ — 42,078,480 — 42,078,480
Residential Mortgage-Backed Securities ...... — 6,464,767 — 6,464,767
Short Term Investments ................... 2,678,448 12,999,256 — 15,677,704
Total Investments in Securities ........... $2,678,448 $65,673,616 $— $68,352,064
Other Financial Instruments:
Futures contracts ........................ $ 50,025 $ — $ — $ 50,025
Total Other Financial Instruments ......... $50,025 $— $— $50,025
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 15,468 $ — $ — $ 15,468
Total Other Financial Instruments ......... $15,468 $— $— $15,468

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.